Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from Contracts with Customers

18. REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregation of revenue from contracts with customers set out below is the disaggregation of the Group’s revenue from contracts with customers:

	Year ended December 31,
(In thousand Euros)	2025	2024	2023
Lines:
Sales of goods	121,437	146,222	129,416
Sales of services	23,683	17,721	14,353
Total	145,120	163,943	143,769
Geographical markets (*):
EMEA	111,061	125,182	116,929
NORAM	33,720	37,417	25,701
APAC	339	1,344	1,139
Total	145,120	163,943	143,769

(*) The differences between geographical markets information and the segment disclosures in the Note 7 comes from the intercompany eliminations.

There is no individual customer exceeding 10% of total revenues during 2025, 2024 or 2023.

Service revenue includes mainly installations services, software operation and maintenance.

The sale of installation services is always made in combination with the sale of a charger, although they are considered distinct performance obligations. Delivery of the charger and the installation services do not always happen at the same time, leading, in some cases, to chargers being delivered to customers with the installation pending. In this scenario, a contract liability is recognized when invoicing both services prior to rendering the installation services.

A contract liability and long term deferred income are recognized if a payment is received or if a payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services. These contract liabilities and long term deferred income are mainly related to the contracts for extended warranties to the clients. Contract liabilities and long term deferred income are recognized as revenue when the Group performs under the contract. (i.e., transfers control of the related goods or services to the customer).

During the financial year 2025, the Company received Euros 3,403 thousand from the sale of carbon credits generated in the Canadian market through electric vehicle charging sessions using chargers sold by the Company in that market. In accordance with applicable regulations, the Company is required to reinvest the amounts received within the next two years in the electric vehicle sector. The Company intends to satisfy this requirement by providing incremental discounts to customers on future charger sales. Consequently, a liability has been recognised in respect of the unfulfilled performance obligation under “Long-term deferred income” and “Contract liabilities” in the balance sheet. As of December 31, 2025, there is a balance pending allocation to revenue of Euros 1,425 thousand classified as long-term, and Euros 1,201 thousand classified as short-term.